FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives designated as hedging instruments location:
Net gain (loss) on qualifying cash flow hedging instruments, including share of affiliate	$ 3,414	$ (192)	$ 8,672
Accumulated other comprehensive (loss) gain	$ 9,542	12,592	6,579
Equity Swap
Derivatives designated as hedging instruments location:
Shares acquired by counterparty (in shares)	3,000,000
Shares acquired by counterparty, per share price (in dollars per share)	$ 42.03
Loss on derivative	$ 24,800
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	1,250,000	1,250,000
Derivatives designated as hedging instruments location:
Amount of gain recognized in other comprehensive income on derivative (effective portion)	0	0	3,483
Net gain (loss) on qualifying cash flow hedging instruments, including share of affiliate	0	0
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss	0	382	3,235
Ineffective Portion	$ 0	$ 0	$ 876
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	1.13%	1.13%
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	1.94%	1.94%
Designated as Hedging Instrument | Accumulated Other Comprehensive Loss | Cash flow hedging
Derivatives designated as hedging instruments location:
Accumulated other comprehensive (loss) gain	$ 3,600	$ (200)
Golar Partners
Derivatives designated as hedging instruments location:
Forward contract to purchase shares (in shares)	107,000
Forward contract to purchase shares, average price per share (in dollars per share)	$ 19.18